Commitments, Contingencies and Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Contractual Amount of Financial Instruments with Off-Balance-Sheet Risk

The contractual amount of financial instruments with off-balance-sheet risk was as follows at year-end.

	2014		2013
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to extend credit:
Lines of credit and construction loans	$9,405	$160,718	$11,866	$151,332
Overdraft protection	4	22,122	18	21,084
Letters of credit	200	1,007	200	2,411

	$9,609	$183,847	$12,084	$174,827